Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Sep. 16, 2016
Document Effective Date	Sep. 16, 2016
Prospectus Date	Mar. 29, 2016
Jackson Square Large-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSPJX
Jackson Square Large-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSPIX
Jackson Square Large-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	DPLGX
Jackson Square Select 20 Growth Fund | IS Class
Prospectus:
Trading Symbol	DPCEX
Jackson Square SMID-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSMVX
Jackson Square SMID-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSMTX
Jackson Square SMID-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	DCGTX